Significant Accounting Judgements and Estimates as Restated	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Judgements And Estimates [Abstract]
Significant Accounting Judgements and Estimates as Restated

3. SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (AS RESTATED)

Judgement

In the process of applying the Group’s accounting policies, management has made the following judgement, apart from those involving estimations, which has the most significant effect on the amounts recognized in the consolidated financial statements:

Revenue from contracts with customers

The Group has applied the following judgements that significantly affect the determination of the performance obligations and the method to estimate variable consideration of revenue from contracts with customers, specifically the Janssen Agreement:

(i) Determining the performance obligations of the contract

A good or service that is promised to a customer is distinct if both of the following criteria are met: (a) the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer; and (b) the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. The Group determined that the license is capable of being distinct. In assessing whether the license has standalone value to the customer, the Group considers factors such as the research, manufacturing, and commercialization capabilities of the collaboration partner and the availability of the associated expertise in the general marketplace, which indicates that the customer can benefit from the license on its own. The Group determined that the license of intellectual property and technology transfer service form a single performance obligation. The license of intellectual property and technology transfer are highly interdependent and are not separately identifiable from each other. The technology transfer is essential for the customer’s ability to obtain the use of and benefit from the license. The promise to transfer the license, including a technology transfer service, is distinct within the context of the contract. The license of intellectual property, including a technology transfer service, is separately identifiable in the contract and is meant to be transferred separate from other collaborative activities. The license, including a technology transfer service, is not an input that will be integrated with the service which represents a combined output. The preparation and attendance of the various steering committees and participation in the collaborative activities (e.g. joint development) is to assist in conducting clinical trials and obtaining regulatory approval of the technology, but does not modify the license and technology. In addition, the license, including the technology transfer service, is not highly interdependent or highly interrelated with the JSC and other collaborative activities, because the delivery of license and technology transfer service is not dependent on these activities to be provided in the future, and accordingly, it is not interdependent or interrelated with these activities.

In determining whether the license, including the technology transfer service, transfers to a customer either at a point in time or over time, the Group considers whether the nature of the Group’s promise in granting the license to a customer is to provide a right to access or a right to use the Group’s intellectual property. The Group assessed that the Group provides a right to use the license as the license exists (in terms of form and functionality) at a point in time at which it is granted and the technology transfer occurred, which is when the customer can use and benefit from the license. The license is already developed and has positive results on cancer patient candidates. The next step is to perform clinical trials again in a controlled and monitored environment.

The Group has allocated the entire transaction price to the license of intellectual property, as this is the sole performance obligation in the arrangement.

(ii) Determining the method to estimate variable consideration

Certain contracts includes milestone payments that give rise to variable consideration. In estimating the variable consideration, the Group is required to use either the expected value method or the most likely amount method based on which method better predicts the amount of consideration to which it will be entitled. The Group determined that the most likely amount method is the appropriate method to use in estimating the variable consideration for the milestone payments as this method better predicts the amount of variable consideration to which the Group will be entitled.

Before including any amount of variable consideration in the transaction price, the Group considers whether the amount of variable consideration is constrained. The Group evaluates factors such as the scientific, clinical, regulatory, commercial, and other risks that must be overcome to achieve the particular milestone in making this assessment.

Estimation uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below.

Impairment of non-financial assets (other than goodwill)

The Group assesses whether there are any indicators of impairment for all non-financial assets (including the right-of-use assets) at the end of each reporting period. Non-financial assets are tested for impairment when there are indicators that the carrying amounts may not be recoverable. An impairment exists when the carrying value of an asset or a cash-generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The calculation of the fair value less costs of disposal is based on available data from binding sales transactions in an arm’s length transaction of similar assets or observable market prices less incremental costs for disposing of the asset. When value in use calculations are undertaken, management must estimate the expected future cash flows from the asset or cash-generating unit and choose a suitable discount rate in order to calculate the present value of those cash flows. There were no indicators of impairment for all periods presented.

Deferred tax assets

Deferred tax assets are recognized for unused tax losses and deductible temporary differences to the extent that it is probable that taxable profit will be available against which the losses and deductible temporary differences can be utilized. Significant management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and level of future taxable profits together with future tax planning strategies. The outcome of their actual utilization may be different. As at December 31, 2021 and 2020, the Group recognized gross deferred tax assets (before offset with deferred tax labilities) of US$22.8 million and US$30.8 million, respectively, and the amount of unrecognized deferred tax assets for tax losses as at December 31, 2021 and 2020 was US$609.2 million and US$200.5 million, respectively. Further details are contained in note 22 to the consolidated financial statements.

Warrant liability

The fair value of the warrant liability is determined by using the binominal model. The use of a valuation model requires management to make certain assumptions with respect to selected model inputs. Management estimates expected volatility based on the historical volatility of the stock of comparable companies. The risk-free interest rate is based on treasury yield curve rates with a remaining term which approximates to the expected life of the warrant. Changes in these input variables would affect fair value of the warrant. Further details are contained in notes 23 and 34 to the consolidated financial statements.

Share-based compensation

The fair value of share options granted by the Group is estimated using the binomial model. The use of a valuation model requires management to make certain assumptions with respect to selected model inputs. Management estimates expected volatility based on the historical volatility of the stock of comparable companies. Expiration date is the basis for determining the expected life of an option. The risk-free interest rate is based on treasury yield curve rates with a remaining term which approximates to the expected life assumed at the date of grant. Changes in these input variables would affect the amount of expense associated with share-based compensation. The compensation expense recognized for all share-based awards is net of estimated forfeitures. The Company estimates forfeiture rates based on historical analysis of option forfeitures. If actual forfeitures vary from estimated forfeitures, adjustments to the compensation expense may be required. For the years ended December 31, 2021, 2020 and 2019, the equity-settled share option expense was US$2.4 million, US$1.9 million and US$1.3 million respectively. Further details are contained in note 27 to the consolidated financial statements.